ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Accumulated Other Comprehensive Income Loss Note [Text Block]
19.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table contains information about the company’s AOCI, net of taxes:

	December 31, 2015	December 31, 2014
Unrecognized pension and other post-retirement benefit costs	$13.9	$(5.4)
Foreign currency translation adjustments	9.0	-
	$22.9	$(5.4)